Employee Benefits - Weighted average of significant actuarial assumptions adopted to determine defined benefit cost and defined benefit obligation (Detail)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	4.05%	3.75%
Net interest cost	3.85%	3.70%
Expected rate of compensation increase	3.00%	3.00%
Mortality table	CPM 2014 Private	CPM 2014 Private
Discount rate	2.80%	3.85%
Rate of compensation increase	3.00%	3.00%
Mortality table	CPM 2014 Private	CPM 2014 Private
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	1.75%	1.74%
Net interest cost	1.65%	1.64%
Expected rate of compensation increase	3.00%	3.00%
Mortality table	AVOE 2018	AVOE 2008
Discount rate	0.69%	1.65%
Rate of compensation increase	3.00%	3.00%
Mortality table	AVOE 200	AVOE 2018